Condensed Consolidated Statements of Cash Flows (Unaudited) - HKD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
OPERATING ACTIVITIES
Loss before tax	$ (2,259,659)	$ (2,773,512)
Adjustments for:
Depreciation of property, plant and equipment	1,735,350	1,739,925
Depreciation of right-of-use assets	113,008	113,008
Imputed interest income	(2,166)	(2,045)
Waiver of trade payables	(20,000)
Interest expense on borrowings	1,285,795	1,217,525
Interest expense on lease liabilities	3,563	9,863
Forgiveness of director’s remuneration		600,000
Amortisation of contract fulfillment cost	162,929
Consultancy fee paid in shares	195,000	195,000
Provision for long service payment	146,144
Operating cash flows before movements in working capital	1,359,964	1,099,764
Increase in prepayments and deposits	(108,242)	(1,890,000)
Decrease (increase) in trade and other receivables	353,015	(2,868,426)
Increase in contract fulfillment costs	(3,186,344)
Increase in deferred listing expenses	(587,317)	(664,844)
Increase in trade and other payables	2,927,288	3,170,663
(Decrease) increase in contract liabilities	(734,997)	3,249,750
NET CASH GENERATE FROM OPERATING ACTIVITIES	23,367	2,096,907
CASH USED IN AN INVESTING ACTIVITY
Purchase of property, plant and equipment	(950,000)
FINANCING ACTIVITIES
New bank borrowing raised	3,000,000
Repayment of borrowings	(317,330)	(297,686)
Payment of transaction cost	(180,000)
Interest paid on borrowings	(1,460,931)	(964,908)
Repayment of lease liabilities, including related interests	(115,800)	(115,800)
Repayment to directors	(1,391,613)	(527,352)
Advance from directors	1,115,631	595,792
NET CASH GENERATED FROM (USED IN) FINANCING ACTIVITIES	649,957	(1,309,954)
NET (DECREASE) INCREASE IN CASH	(276,676)	786,953
CASH AT THE BEGINNING OF THE PERIOD	1,384,211	258,304
CASH AT THE END OF THE PERIOD, represented by bank balances and cash	1,107,535	1,045,257
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid on borrowings	1,460,931	964,908
Interest paid on lease liabilities	$ 3,563	$ 9,863